UNSECURED BORROWINGS, Redemption Price (Details) - Unsecured Borrowings [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
2020 Notes [Member] | Any Time Prior to December 15, 2016 [Member]
Unsecured Borrowings [Abstract]
End date of redemption period	Dec. 14, 2016
Redemption percentage of principal amount	35.00%
Redemption price percentage	106.75%
2020 Notes [Member] | Twelve Month Period Commencing December 15, 2016 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Dec. 15, 2016
Redemption price percentage	105.063%
2020 Notes [Member] | Twelve Month Period Commencing December 15, 2017 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Dec. 15, 2017
Redemption price percentage	103.375%
2020 Notes [Member] | Twelve Month Period Commencing December 15, 2018 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Dec. 15, 2018
Redemption price percentage	101.688%
2020 Notes [Member] | Twelve Month Period Commencing December 15, 2019 and Thereafter [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Dec. 15, 2019
Redemption price percentage	100.00%
2021 Notes [Member] | Any Time Prior to October 15, 2017 [Member]
Unsecured Borrowings [Abstract]
End date of redemption period	Oct. 14, 2017
Redemption percentage of principal amount	35.00%
Redemption price percentage	106.375%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2017 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2017
Redemption price percentage	104.781%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2018 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2018
Redemption price percentage	103.188%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2019 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2019
Redemption price percentage	101.594%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2020 and Thereafter [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2020
Redemption price percentage	100.00%
2020 Notes and 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Percentage of principal to be paid upon change in control	101.00%
Period of default for payment of interest	30 days
Period of default after receipt of written notice to comply with agreements under indenture	60 days
Percentage of aggregate principal amount held by holders	25.00%
Obligations in default constituting event of default	$ 50.0
Period to pay final judgments after judgment becomes final	60 days